Quarterly Report
March 31, 2021
MFS®  Global
Governments Portfolio
MFS® Variable Insurance Trust II
WGS-Q1

Portfolio of Investments
3/31/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 96.4%
Foreign Bonds – 60.4%
Australia – 2.4%
Commonwealth of Australia, 5.5%, 4/21/2023	AUD	750,000	$632,612
Commonwealth of Australia, 0.25%, 11/21/2025		1,750,000	1,304,557
Commonwealth of Australia, 1.75%, 6/21/2051		1,825,000	1,109,072
			$3,046,241
Belgium – 0.7%
Kingdom of Belgium, 0.4%, 6/22/2040 (n)	EUR	275,000	$316,211
Kingdom of Belgium, 1.6%, 6/22/2047		355,000	502,714
			$818,925
Brazil – 0.2%
Federative Republic of Brazil, 10%, 1/01/2023	BRL	1,500,000	$280,613
Canada – 2.7%
Government of Canada, 0.25%, 8/01/2022	CAD	1,700,000	$1,354,170
Government of Canada, 0.5%, 9/01/2025		2,000,000	1,568,330
Province of Ontario, 4.7%, 6/02/2037		500,000	510,547
			$3,433,047
China – 0.7%
Republic of China, 3.81%, 9/14/2050	CNY	6,000,000	$931,634
France – 2.6%
Republic of France, 1.25%, 5/25/2036	EUR	1,330,000	$1,777,486
Republic of France, 3.25%, 5/25/2045		405,000	755,830
Republic of France, 4%, 4/25/2055 (n)		290,000	662,448
Republic of France, 1.75%, 5/25/2066		65,000	99,935
			$3,295,699
Germany – 0.2%
Landwirtschaftliche Rentenbank (Federal Republic of Germany), 0.5%, 5/27/2025		$300,000	$296,660
Greece – 6.3%
Hellenic Republic (Republic of Greece), 4.375%, 8/01/2022	EUR	1,000,000	$1,242,044
Hellenic Republic (Republic of Greece), 3.45%, 4/02/2024		1,000,000	1,297,651
Hellenic Republic (Republic of Greece), 3.875%, 3/12/2029		3,250,000	4,765,618
Hellenic Republic (Republic of Greece), 0.75%, 6/18/2031 (n)		500,000	579,651
			$7,884,964
Iceland – 1.3%
Republic of Iceland, 5%, 11/15/2028	ISK	178,000,000	$1,560,167
India – 1.0%
Republic of India, 7.27%, 4/08/2026	INR	85,000,000	$1,226,514
Ireland – 0.5%
Republic of Ireland, 3.9%, 3/20/2023	EUR	500,000	$638,365
Italy – 13.2%
Republic of Italy, 2.15%, 12/15/2021	EUR	2,000,000	$2,388,387
Republic of Italy, 0.95%, 3/15/2023		1,000,000	1,202,716
Republic of Italy, 0.35%, 2/01/2025		1,500,000	1,791,804
Republic of Italy, 3.5%, 3/01/2030		2,035,000	3,001,713
Republic of Italy, 1.65%, 3/01/2032		500,000	641,526
Republic of Italy, 2.45%, 9/01/2033		1,250,000	1,733,315
Republic of Italy, 2.25%, 9/01/2036		2,440,000	3,335,119
Republic of Italy, 5%, 9/01/2040		328,000	626,703

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Italy – continued
Republic of Italy, 3.25%, 9/01/2046	EUR	110,000	$175,170
Republic of Italy, Inflation Linked Bond, 0.4%, 5/15/2030		1,013,090	1,298,404
Republic of Italy, Inflation Linked Bond, 2.55%, 9/15/2041		201,304	365,606
			$16,560,463
Japan – 13.1%
Government of Japan, 1%, 3/20/2022	JPY	100,000,000	$912,739
Government of Japan, 0.8%, 6/20/2023		60,000,000	552,970
Government of Japan, 2.9%, 11/20/2030		235,000,000	2,694,801
Government of Japan, 1.7%, 12/20/2031		437,000,000	4,605,303
Government of Japan, 0.4%, 9/20/2040		505,000,000	4,498,685
Government of Japan, 0.6%, 9/20/2050		150,000,000	1,330,540
Government of Japan, 0.4%, 3/20/2056		90,000,000	741,312
Japan Bank for International Cooperation, 0.625%, 7/15/2025		$300,000	294,477
Japan Finance Organization for Municipalities, 0.625%, 9/02/2025 (n)		250,000	244,252
Japan International Cooperation Agency, 1%, 7/22/2030		250,000	229,738
Tokyo Metropolitan Government , 0.75%, 7/16/2025 (n)		250,000	245,730
			$16,350,547
New Zealand – 1.3%
Government of New Zealand, 5.5%, 4/15/2023	NZD	800,000	$617,492
Government of New Zealand, 1.5%, 5/15/2031		1,000,000	677,693
Government of New Zealand, 2.75%, 4/15/2037		500,000	367,079
			$1,662,264
Norway – 1.1%
City of Oslo, 1.6%, 5/05/2022	NOK	6,000,000	$709,086
Kingdom of Norway, 2%, 5/24/2023 (n)		5,000,000	602,582
			$1,311,668
Portugal – 2.5%
Republic of Portugal, 4.95%, 10/25/2023	EUR	500,000	$669,673
Republic of Portugal, 3.875%, 2/15/2030		800,000	1,246,239
Republic of Portugal, 0.9%, 10/12/2035		580,000	704,788
Republic of Portugal, 4.1%, 2/15/2045		256,000	494,052
			$3,114,752
Romania – 0.1%
Republic of Romania, 2.625%, 12/02/2040 (n)	EUR	100,000	$116,121
Saudi Arabia – 0.2%
Kingdom of Saudi Arabia, 2.25%, 2/02/2033 (n)		$200,000	$188,292
Serbia – 0.2%
Republic of Serbia, 2.125%, 12/01/2030 (n)		$200,000	$184,340
South Africa – 0.1%
Republic of South Africa, 8.25%, 3/31/2032	ZAR	3,000,000	$175,604
Spain – 5.3%
Kingdom of Spain, 0.4%, 4/30/2022	EUR	1,000,000	$1,184,314
Kingdom of Spain, 0.35%, 7/30/2023		1,600,000	1,913,025
Kingdom of Spain, 3.8%, 4/30/2024		1,000,000	1,326,872
Kingdom of Spain, 4.7%, 7/30/2041		215,000	426,212
Kingdom of Spain, 5.15%, 10/31/2044		370,000	802,410
Kingdom of Spain, Inflation Linked Bond, 0.7%, 11/30/2033 (n)		719,586	1,024,951
			$6,677,784

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Supranational – 0.4%
Corporacion Andina de Fomento, 1.625%, 9/23/2025		$300,000	$299,340
Inter-American Development Bank, 0.625%, 7/15/2025		250,000	247,536
			$546,876
Sweden – 1.6%
Kingdom of Sweden, 0.75%, 11/12/2029	SEK	11,345,000	$1,350,015
Kommuninvest I Sverige AB, 0.375%, 2/16/2024 (n)		$300,000	299,420
Swedish Export Credit Corp., 0.625%, 5/14/2025		300,000	297,551
			$1,946,986
United Kingdom – 2.7%
U.K. Municipal Bonds Agency Finance Co. DAC, 1.625%, 8/26/2060	GBP	200,000	$245,634
United Kingdom Treasury, 1.75%, 9/07/2037		225,000	333,076
United Kingdom Treasury, 3.25%, 1/22/2044		330,000	622,260
United Kingdom Treasury, 4.25%, 12/07/2046		425,000	948,436
United Kingdom Treasury, 3.75%, 7/22/2052		214,000	474,737
United Kingdom Treasury, 4%, 1/22/2060		80,000	201,281
United Kingdom Treasury, 3.5%, 7/22/2068		230,000	570,842
			$3,396,266
Total Foreign Bonds			$75,644,792
U.S. Bonds – 36.0%
Asset-Backed & Securitized – 0.7%
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.005%, 1/15/2053		$315,000	$332,747
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072		233,275	246,672
Commercial Mortgage Pass-Through Certificates, 2019-BN24, “A3”, 2.96%, 11/15/2062		170,384	178,282
Galaxy CLO Ltd., 2018-29A, “A”, FLR, 0.983% (LIBOR - 3mo. + 0.79%), 11/15/2026 (n)		150,039	149,968
			$907,669
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$158,000	$163,802
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.638%, 10/01/2021		$26,000	$26,150
Howard University, Washington D.C., 2.738%, 10/01/2022		28,000	28,695
Howard University, Washington D.C., 2.801%, 10/01/2023		30,000	30,925
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024		33,000	33,991
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025		42,000	42,799
			$162,560
Mortgage-Backed – 0.0%
Freddie Mac, 1.169%, 9/25/2030		$329,805	$32,825
Municipals – 1.4%
California Earthquake Authority Rev., “B”, 1.227%, 7/01/2021		$25,000	$25,060
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022		80,000	81,063
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023		60,000	61,524
Chicago, IL, Board of Education, “E”, BAM, 6.138%, 12/01/2039		250,000	320,863
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027		236,000	236,867
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 3.411%, 1/01/2043		240,000	245,386
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.562%, 7/01/2026		20,000	20,688
Massachusetts Educational Financing Authority, Education Loan Rev., “A”, 2.682%, 7/01/2027		100,000	101,666
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 3.384%, 12/01/2040		285,000	300,889
Port Authority of NY & NJ, “AAA”, 1.086%, 7/01/2023		210,000	213,128
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.497%, 6/01/2024		80,000	81,499
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, “A-1”, 1.647%, 6/01/2025		65,000	65,939
			$1,754,572

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Government Agencies and Equivalents – 0.4%
Small Business Administration, 4.57%, 6/01/2025	$2,317	$2,440
Small Business Administration, 5.09%, 10/01/2025	2,198	2,319
Small Business Administration, 5.21%, 1/01/2026	26,592	28,265
Small Business Administration, 2.22%, 3/01/2033	353,581	357,378
Tennessee Valley Authority, 0.75%, 5/15/2025	96,000	95,847
		$486,249
U.S. Treasury Obligations – 33.2%
U.S. Treasury Bonds, 2.25%, 2/15/2027 (f)	$3,855,000	$4,092,474
U.S. Treasury Bonds, 4.5%, 8/15/2039	946,400	1,279,008
U.S. Treasury Bonds, 2.75%, 11/15/2042	1,361,000	1,455,526
U.S. Treasury Bonds, 3.625%, 2/15/2044	1,940,000	2,379,228
U.S. Treasury Bonds, 3%, 2/15/2048	1,305,000	1,458,388
U.S. Treasury Bonds, 3%, 2/15/2049	3,045,000	3,411,233
U.S. Treasury Bonds, TIPS, 0.625%, 1/15/2024	3,139,024	3,402,285
U.S. Treasury Bonds, TIPS, 1.75%, 1/15/2028	2,035,251	2,445,362
U.S. Treasury Bonds, TIPS, 2.125%, 2/15/2040	520,407	743,278
U.S. Treasury Notes, 2.625%, 5/15/2021	2,000,000	2,006,209
U.S. Treasury Notes, 1.625%, 4/30/2023	2,500,000	2,574,512
U.S. Treasury Notes, 0.125%, 1/15/2024	6,200,000	6,168,031
U.S. Treasury Notes, 2.125%, 5/15/2025	6,720,700	7,111,603
U.S. Treasury Notes, 1.5%, 8/15/2026	3,020,000	3,091,607
		$41,618,744
Total U.S. Bonds		$45,126,421
Total Bonds		$120,771,213
Investment Companies (h) – 3.0%
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 0.05% (v)	3,729,797	$3,729,797

Other Assets, Less Liabilities – 0.6%		763,568
Net Assets – 100.0%		$125,264,578
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,729,797 and $120,771,213, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $4,613,966, representing 3.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
TIPS	Treasury Inflation Protected Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar

Portfolio of Investments (unaudited) – continued
CLP	Chilean Peso
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
ISK	Iceland Krona
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand
Derivative Contracts at 3/31/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	840,000	USD	637,554	Deutsche Bank AG	4/16/2021	$511
BRL	1,718,021	USD	297,647	JPMorgan Chase Bank N.A.	4/05/2021	7,581
CAD	2,678,147	USD	2,119,737	Morgan Stanley Capital Services, Inc.	4/16/2021	11,447
CAD	150,000	USD	117,996	State Street Bank Corp.	4/16/2021	1,369
CAD	969,121	USD	763,842	UBS AG	4/16/2021	7,353
GBP	1,143,073	USD	1,571,050	Citibank N.A.	4/16/2021	4,841
GBP	1,917,581	USD	2,630,216	Merrill Lynch International	4/16/2021	13,446
MXN	25,471,269	USD	1,205,058	State Street Bank Corp.	4/16/2021	39,749
NOK	5,606,000	USD	653,598	Brown Brothers Harriman	4/16/2021	1,839
NOK	5,477,486	USD	636,472	Merrill Lynch International	4/16/2021	3,940
NZD	2,714,000	USD	1,892,980	Brown Brothers Harriman	4/16/2021	2,464
USD	1,345,711	AUD	1,719,830	BNP Paribas S.A.	4/16/2021	39,325
USD	616,193	AUD	799,000	JPMorgan Chase Bank N.A.	4/16/2021	9,271
USD	1,320,379	AUD	1,705,000	Merrill Lynch International	4/16/2021	25,258
USD	642,983	AUD	831,266	Morgan Stanley Capital Services, Inc.	4/16/2021	11,551
USD	1,303,446	AUD	1,710,000	State Street Bank Corp.	4/16/2021	4,527
USD	313,516	BRL	1,718,021	JPMorgan Chase Bank N.A.	4/05/2021	8,288
USD	51,710	DKK	321,000	Citibank N.A.	4/16/2021	1,098
USD	37,025	EUR	31,000	Brown Brothers Harriman	4/16/2021	663
USD	2,472,486	EUR	2,040,765	Citibank N.A.	4/16/2021	78,785
USD	4,607,613	EUR	3,866,651	Deutsche Bank AG	4/16/2021	72,252
USD	89,863	EUR	75,000	Goldman Sachs International	4/16/2021	1,892
USD	333,605	EUR	275,730	HSBC Bank	4/16/2021	10,190
USD	822,610	EUR	676,811	HSBC Bank	5/12/2021	28,319
USD	1,491,196	EUR	1,233,000	Merrill Lynch International	4/16/2021	44,958
USD	650,246	EUR	540,000	Morgan Stanley Capital Services, Inc.	4/16/2021	16,857
USD	1,764,828	EUR	1,457,000	State Street Bank Corp.	4/16/2021	55,850
USD	1,411,678	EUR	1,176,834	UBS AG	4/16/2021	31,318
USD	139,369	GBP	100,000	Brown Brothers Harriman	4/16/2021	1,504
USD	303,720	IDR	4,291,566,000	JPMorgan Chase Bank N.A.	5/17/2021	9,185
USD	634,770	INR	46,649,000	Citibank N.A.	5/24/2021	795
USD	4,153,953	JPY	449,512,136	Brown Brothers Harriman	4/16/2021	93,663
USD	314,901	JPY	34,061,000	Deutsche Bank AG	4/16/2021	7,240
USD	625,636	JPY	69,056,000	JPMorgan Chase Bank N.A.	4/16/2021	1,877
USD	5,537,155	JPY	586,135,547	Morgan Stanley Capital Services, Inc.	4/16/2021	242,792

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
USD	610,656	JPY	65,285,000	State Street Bank Corp.	4/16/2021	$20,959
USD	659,461	MXN	13,440,456	Barclays Bank PLC	4/16/2021	2,612
USD	663,533	MXN	13,296,680	Citibank N.A.	4/16/2021	13,711
USD	672,365	NOK	5,713,457	Goldman Sachs International	4/16/2021	4,364
USD	1,274,090	NOK	10,798,342	State Street Bank Corp.	4/16/2021	11,578
USD	640,312	NZD	893,000	Brown Brothers Harriman	4/16/2021	16,646
USD	693,108	NZD	990,733	Citibank N.A.	4/16/2021	1,185
USD	641,053	NZD	893,000	Deutsche Bank AG	4/16/2021	17,386
USD	1,271,787	NZD	1,788,269	Goldman Sachs International	4/16/2021	22,869
USD	2,873,816	NZD	4,015,166	Morgan Stanley Capital Services, Inc.	4/16/2021	69,645
USD	1,277,196	NZD	1,779,000	State Street Bank Corp.	4/16/2021	34,751
USD	654,010	SEK	5,503,000	Brown Brothers Harriman	4/16/2021	23,843
USD	1,261,792	SEK	10,695,000	Deutsche Bank AG	4/16/2021	37,072
USD	1,891,404	SEK	15,727,619	JPMorgan Chase Bank N.A.	4/16/2021	90,382
USD	646,758	SEK	5,475,000	Merrill Lynch International	4/16/2021	19,798
USD	650,664	SEK	5,469,000	State Street Bank Corp.	4/16/2021	24,391
USD	628,539	THB	19,381,000	JPMorgan Chase Bank N.A.	5/18/2021	8,460
USD	310,441	TRY	2,293,000	Barclays Bank PLC	4/16/2021	35,775
USD	309,947	TRY	2,279,000	Citibank N.A.	4/16/2021	36,958
USD	283,131	TRY	2,333,000	JPMorgan Chase Bank N.A.	4/16/2021	3,673
USD	330,804	TRY	2,537,000	Morgan Stanley Capital Services, Inc.	4/16/2021	26,910
USD	195,081	ZAR	2,865,681	Brown Brothers Harriman	4/16/2021	1,211
						$1,416,177
Liability Derivatives
AUD	811,000	USD	637,470	Barclays Bank PLC	4/16/2021	$(21,433)
AUD	843,000	USD	653,458	Citibank N.A.	4/16/2021	(13,114)
AUD	745,374	USD	572,425	Merrill Lynch International	4/16/2021	(6,238)
AUD	844,000	USD	651,324	State Street Bank Corp.	4/16/2021	(10,220)
AUD	2,641,482	USD	2,052,340	UBS AG	4/16/2021	(45,864)
CAD	808,000	USD	644,902	Barclays Bank PLC	4/16/2021	(1,921)
CAD	795,000	USD	637,638	JPMorgan Chase Bank N.A.	4/16/2021	(5,002)
CAD	794,000	USD	635,328	Morgan Stanley Capital Services, Inc.	4/16/2021	(3,488)
CLP	226,139,000	USD	321,934	Goldman Sachs International	5/28/2021	(7,939)
DKK	3,260,237	USD	534,347	Morgan Stanley Capital Services, Inc.	4/16/2021	(20,309)
EUR	222,717	USD	270,174	Merrill Lynch International	4/16/2021	(8,940)
EUR	1,079,000	USD	1,306,944	Morgan Stanley Capital Services, Inc.	4/16/2021	(41,338)
EUR	1,480,865	USD	1,805,823	UBS AG	4/16/2021	(68,853)
GBP	1,065,217	USD	1,484,877	Barclays Bank PLC	4/16/2021	(16,323)
GBP	868,515	USD	1,216,309	Deutsche Bank AG	4/16/2021	(18,937)
GBP	787,288	USD	1,094,166	Merrill Lynch International	4/16/2021	(8,776)
GBP	683,240	USD	947,209	Morgan Stanley Capital Services, Inc.	4/16/2021	(5,264)
IDR	4,038,088,000	USD	278,239	JPMorgan Chase Bank N.A.	5/17/2021	(1,101)
INR	22,891,000	USD	311,519	Barclays Bank PLC	5/24/2021	(422)
JPY	90,840,974	USD	834,377	Barclays Bank PLC	4/16/2021	(13,842)
JPY	772,729,081	USD	7,444,224	Citibank N.A.	4/16/2021	(464,426)
JPY	176,353,141	USD	1,621,264	JPMorgan Chase Bank N.A.	4/16/2021	(28,327)
JPY	129,032,000	USD	1,206,671	Merrill Lynch International	4/16/2021	(41,168)
JPY	585,821,301	USD	5,412,544	Morgan Stanley Capital Services, Inc.	4/16/2021	(121,020)
JPY	392,300,445	USD	3,704,915	UBS AG	4/16/2021	(161,398)
KRW	717,084,000	USD	634,925	JPMorgan Chase Bank N.A.	5/18/2021	(1,402)
NOK	10,214,474	USD	1,212,131	Deutsche Bank AG	4/16/2021	(17,883)
NOK	5,609,000	USD	658,824	Merrill Lynch International	4/16/2021	(3,036)
NZD	938,000	USD	657,691	Deutsche Bank AG	4/16/2021	(2,597)
NZD	914,000	USD	656,462	JPMorgan Chase Bank N.A.	4/16/2021	(18,129)

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives − continued
NZD	1,828,000	USD	1,322,013	Merrill Lynch International	4/16/2021	$(45,348)
NZD	2,214,327	USD	1,588,777	Morgan Stanley Capital Services, Inc.	4/16/2021	(42,303)
SEK	5,945,000	USD	717,934	Barclays Bank PLC	4/16/2021	(37,153)
SEK	6,312,900	USD	760,825	State Street Bank Corp.	4/16/2021	(37,914)
TRY	2,367,000	USD	316,972	Brown Brothers Harriman	4/16/2021	(33,441)
TRY	4,949,000	USD	650,177	HSBC Bank	4/16/2021	(57,362)
TRY	2,160,000	USD	292,105	State Street Bank Corp.	4/16/2021	(33,370)
USD	649,750	AUD	856,000	State Street Bank Corp.	4/16/2021	(469)
USD	296,548	BRL	1,718,021	JPMorgan Chase Bank N.A.	6/04/2021	(7,499)
USD	1,552,313	CAD	1,965,992	Citibank N.A.	4/16/2021	(12,161)
USD	3,377,707	CAD	4,275,578	Merrill Lynch International	4/16/2021	(24,663)
USD	403,992	CAD	514,978	Morgan Stanley Capital Services, Inc.	4/16/2021	(5,811)
USD	654,839	CAD	839,000	State Street Bank Corp.	4/16/2021	(12,810)
USD	308,266	CLP	226,138,000	Citibank N.A.	5/28/2021	(5,726)
USD	926,832	CNY	6,166,000	JPMorgan Chase Bank N.A.	9/10/2021	(2,757)
USD	312,958	EUR	267,000	Citibank N.A.	4/16/2021	(218)
USD	70,343	EUR	60,000	State Street Bank Corp.	4/16/2021	(34)
USD	1,001,636	GBP	729,594	Morgan Stanley Capital Services, Inc.	4/16/2021	(4,215)
USD	2,697,949	GBP	1,973,859	UBS AG	4/16/2021	(23,298)
USD	298,184	INR	22,074,000	Citibank N.A.	5/24/2021	(1,809)
USD	383,794	NZD	550,665	Deutsche Bank AG	4/16/2021	(788)
USD	88,318	NZD	127,000	UBS AG	4/16/2021	(378)
USD	34,277	SEK	300,000	Brown Brothers Harriman	4/16/2021	(77)
						$(1,568,314)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Short	CAD	34	$3,754,420	June - 2021	$34,284
U.S. Treasury Ultra Note 10 yr	Short	USD	28	4,023,250	June - 2021	73,386
						$107,670
At March 31, 2021, the fund had cash collateral of $290,000 and other liquid securities with an aggregate value of $147,562 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share.
Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$42,104,993	$—	$42,104,993
Non - U.S. Sovereign Debt	—	73,634,374	—	73,634,374
Municipal Bonds	—	1,754,572	—	1,754,572
U.S. Corporate Bonds	—	326,362	—	326,362
Residential Mortgage-Backed Securities	—	32,825	—	32,825
Commercial Mortgage-Backed Securities	—	757,701	—	757,701
Asset-Backed Securities (including CDOs)	—	149,968	—	149,968
Foreign Bonds	—	2,010,418	—	2,010,418
Mutual Funds	3,729,797	—	—	3,729,797
Total	$3,729,797	$120,771,213	$—	$124,501,010
Other Financial Instruments
Futures Contracts – Assets	$107,670	$—	$—	$107,670
Forward Foreign Currency Exchange Contracts – Assets	—	1,416,177	—	1,416,177
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,568,314)	—	(1,568,314)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,150,119	$22,190,100	$20,610,422	$—	$—	$3,729,797
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,258	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2021, are as follows:
United States	42.2%
Italy	13.2%
Japan	13.1%
Greece	6.4%
Spain	5.4%
United Kingdom	2.7%
France	2.7%
Portugal	2.5%
Australia	2.4%
Other Countries	9.4%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Supplemental Information (unaudited) – continued
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.